Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers_The Impact On Retained Earnings As Of The Initial Application Date(Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
Disclosure Of Equity Impact At Date Of Initial Application Of IFRS 9 And IFRS 15 [Abstract]
Beginning	₩ 15,044,204
Increase Decrease In Retained Earnings First Application Of IFRS 9 And IFRS 15 [Abstract]
Change of classification/subsequent measurement category: available for sale to financial assets at fair value through profit or loss	(145,670)
Reclassification of valuation gain or loss of derivatives from equity securities at other comprehensive income	(5,854)
Recognition of expected credit losses on debt securities at other comprehensive income	(4,433)
Reversal of impairment loss on equity securities at other comprehensive income	617,004
Changes in gains or losses on equity method for investments in associates and joint ventures	4,061
Effect of adjustment in convertible private bond	12,558
Valuation of fair value of structured deposits and debts	(17,291)
Application of expected credit losses on financial assets at amortized cost	(553,057)
Effect of changes in provision for unused commitment, etc.	(30,812)
Valuation loss from self-credit-risk of financial liabilities designated at fair value through profit or loss	14,397
Application of overlay approach	10,903
Effect of Retained Earnings by application of IFRS 15	883	[1]
Others	2,527
Tax effect	23,060
Retained Earnings Opening Balance Immediately After Initial Application Of IFRS 9 And IFRS 15	₩ 14,972,480

[1]	The Group has applied the revenue recognition with distinguishing between the duty to perform management and agency service for fee.